Statement of Combined Comprehensive (Loss) Income - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net (loss) income	$ 14	$ (63)	$ (203)	$ 151	$ (739)	$ (347)	$ (2,870)
Other comprehensive (loss) income, net of tax (C):
Change in unrecognized net actuarial loss and prior service cost/benefit related to pension and other postretirement benefits	19	51	21	97	80	(64)	207
Foreign currency translation adjustments	77	(1,041)	630	(1,873)	(1,611)	(924)	(1,159)
Net change in unrecognized gains/losses on cash flow hedges	(380)	200	(635)	587	826	80	184
Total Other comprehensive (loss) income, net of tax	(284)	(790)	16	(1,189)	(705)	(908)	(768)
Comprehensive (loss) income	(270)	(853)	(187)	(1,038)	(1,444)	(1,255)	(3,638)
Alcoa Corporation [Member]
Net (loss) income	(6)	(124)	(261)	(37)	(863)	(256)	(2,909)
Other comprehensive (loss) income, net of tax (C):
Change in unrecognized net actuarial loss and prior service cost/benefit related to pension and other postretirement benefits	20	42	19	83	72	(51)	181
Foreign currency translation adjustments	32	(743)	446	(1,357)	(1,183)	(688)	(792)
Net change in unrecognized gains/losses on cash flow hedges	(370)	199	(639)	590	827	80	181
Total Other comprehensive (loss) income, net of tax	(318)	(502)	(174)	(684)	(284)	(659)	(430)
Comprehensive (loss) income	(324)	(626)	(435)	(721)	(1,147)	(915)	(3,339)
Noncontrolling Interest [Member]
Net (loss) income	20	61	58	188	124	(91)	39
Other comprehensive (loss) income, net of tax (C):
Change in unrecognized net actuarial loss and prior service cost/benefit related to pension and other postretirement benefits	(1)	9	2	14	8	(13)	26
Foreign currency translation adjustments	45	(298)	184	(516)	(428)	(236)	(367)
Net change in unrecognized gains/losses on cash flow hedges	(10)	1	4	(3)	(1)		3
Total Other comprehensive (loss) income, net of tax	34	(288)	190	(505)	(421)	(249)	(338)
Comprehensive (loss) income	$ 54	$ (227)	$ 248	$ (317)	$ (297)	$ (340)	$ (299)